                         SUPPLEMENT DATED OCTOBER 1, 1997 TO
                           PROSPECTUS DATED MAY 1, 1997 FOR

                    INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                      ISSUED BY

                    NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                     THROUGH ITS

                           NATIONWIDE VA SEPARATE ACCOUNT-A

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective November 1, 1997, the "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" provision of the Prospectus is amended by changing the Management Fees and Other Expenses of the following Nationwide Separate Account Trust underlying Mutual Fund options:


--------------------------------------------------------------------------------------------------------
                                                             Management   Other Expenses  Total Mutual
                                                                Fees                      Fund Expenses
--------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Government Bond Fund        0.55%          0.02%          0.57%
--------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Money Market Fund           0.45%          0.02%          0.47%
--------------------------------------------------------------------------------------------------------

2. Effective November 1, 1997, the "EXAMPLE" in the Prospectus is amended to reflect the following information:


---------------------------------------------------------------------------------------------------------------------------
                                       If you surrender your        If you do not surrender        If you annuitize your
                                    Contract at the end of the    your Contract at the end of    Contract at the end of the
                                      applicable time period      the applicable time period      applicable time period
---------------------------------------------------------------------------------------------------------------------------
                                      1       3      5      10      1       3      5      10      1       3      5      10
                                     Yr.     Yrs.   Yrs.   Yrs.    Yr.     Yrs.   Yrs.   Yrs.    Yr.     Yrs.   Yrs.   Yrs.
---------------------------------------------------------------------------------------------------------------------------
Nationwide Separate
Account Trust -
Government Bond Fund                 89     114    142     242     26      69    115     242      *      69    115     242
---------------------------------------------------------------------------------------------------------------------------
Nationwide Separate
Account Trust - Money
Market Fund                          88     111    137     231     25      66    110     231      *      66    110     231
---------------------------------------------------------------------------------------------------------------------------

3. The following information is added to the "FEDERAL TAX CONSIDERATIONS" section as the second provision:

    PUERTO RICO

         Under the Puerto Rico tax code, Distributions prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal tax advisor should be consulted.

4. Effective November 3, 1997, the "SYSTEMATIC WITHDRAWALS" provision is amended to reflect the following change in the table located on page 30 of the Prospectus:

              Contract Owner's Age     Percentage of Contract Value
              --------------------     ----------------------------
                  Under 59 1/2                         5%
                  59 1/2 to 62                         7%
                    62 to 65                           8%
                    65 to 75                          10%
                   75 and Over                        13%